BUSINESS COMBINATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
SCHEDULE OF PURCHASE PRICE CONSIDERATION

The following table summarizes the carrying value of purchase price consideration to acquire Magiclytics:

Description	Amount
Carrying value of purchase consideration:
Common stock issued	$(60,697)
Total purchase price	$(60,697)

The following table summarizes the carrying value of purchase price consideration to acquire Magiclytics:

Description	Amount
Carrying value of purchase consideration:
Common stock issued	$(60,697)
Total purchase price	$(60,697)

SCHEDULE OF CARRYING VALUE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED

The following is an allocation of purchase price as of the February 3, 2021 acquisition closing date based upon an estimate of the carrying value of the assets acquired and the liabilities assumed by the Company in the acquisition (in thousands):

Description	Amount
Purchase price allocation:
Cash	$76
Intangibles	77,889
Related party payable	(97,761)
AP and accrued liabilities	(40,901)
Identifiable net assets acquired	(60,697)
Total purchase price	$(60,697)

The following is an allocation of purchase price as of the February 3, 2021 acquisition closing date based upon an estimate of the carrying value of the assets acquired and the liabilities assumed by the Company in the acquisition (in thousands):

Description	Amount
Purchase price allocation:
Cash	$76
Intangibles	77,889
Related party payable	(97,761)
AP and accrued liabilities	(40,901)
Identifiable net assets acquired	(60,697)
Total purchase price	$(60,697)